Accounts Payable and Accrued Liabilities	6 Months Ended
Sep. 30, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities

7. Accounts payable and accrued liabilities

Accounts payable and accrued liabilities include the following amounts:

	September 30, 2025	March 31, 2025
Trade payables	235,868	261,937
Accrued liabilities	104,936	50,481
Provisions	303,896	81,852
Total	644,700	394,270